SCHEDULE OF RELATED PARTIES (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Notes obtained from related parties		$ 422	$ 5,895,937
Energy Transition Investors LLC [Member] | Interest Accrued [Member]
Related Party Transaction [Line Items]
Notes obtained from related parties		422
DRE Chicago LLC [Member] | Interest Accrued [Member]
Related Party Transaction [Line Items]
Notes obtained from related parties			1,979
DRE Chicago LLC [Member] | Short-Term Debt [Member]
Related Party Transaction [Line Items]
Notes obtained from related parties	[1]		625,000
Endurance Antarctica Partners II LLC [Member] | Interest Accrued [Member]
Related Party Transaction [Line Items]
Notes obtained from related parties			18,958
Endurance Antarctica Partners II LLC [Member] | Short-Term Debt [Member]
Related Party Transaction [Line Items]
Notes obtained from related parties	[1]		$ 5,250,000

[1]	Short-term loan includes Equity Kicker payable as per the terms of the loan agreement.